As filed with the Securities and Exchange Commission on August 5, 2025
Securities Act Registration No. 333-33302
Investment Company Act Registration No. 811-09871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66	☒

(Check appropriate box or boxes.)

Cullen Funds Trust

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 212-644-1800

Brooks Cullen
645 Fifth Avenue
New York, NY 10022

(Name and Address of Agent for Service)

With copy to:

Carla Teodoro, Esq.
Sidley Austin LLP
787 Seventh Ave.
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

Class R6
CULLEN EMERGING MARKETS HIGH DIVIDEND FUND	CEMEX

PROSPECTUS

August 5, 2025

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Cullen Emerging Markets High Dividend Fund

Investment Objective

The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.

Shareholder Fees (fees paid directly from your investment):

Class R6
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Class R6
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[b]	0.22%[c]
Acquired Fund Fees & Expenses	0.00%[c]
Total Annual Fund Operating Expenses	1.22%
Less Expense Reduction/Reimbursement[d]	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.

[c]	Estimated for the current year.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 0.90% for Class R6 shares through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the "Agreement"), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Class R6	$92	$355	$639	$1,447

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle income economy. In selecting stocks, the Emerging Markets High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depositary receipts”), and similar types of investments representing emerging markets securities. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, and the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts but can invest in other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Emerging Markets High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Emerging Markets High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Emerging Markets High Dividend Fund will not engage in derivatives except to the extent that either (1) the writing of covered call options, and or (2) participatory notes, is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Emerging Markets High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Emerging Markets High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Risk of Investing in Emerging Market Countries. All of the risks of investing in foreign securities are heightened by investing in emerging markets. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may decrease the rights and protections of investors in the Emerging Markets High Dividend Fund. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers which may increase the Emerging Markets High Dividend Fund’s regulatory and compliance burden. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Emerging Markets High Dividend Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or region or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Financials Sector Risk. To the extent the Fund focuses on the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change.

Technology Securities Risk. Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain technology-related companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

Small-Capitalization Companies Risk. The Emerging Markets High Dividend Fund invests in the stocks of small-capitalization companies. Small- capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks.

Medium-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Large-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Emerging Markets High Dividend Fund.

Options or Covered Call Writing Risk. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the Emerging Markets High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Performance Information

The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis) and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Emerging Markets High Dividend Fund and, by comparing the Fund’s Retail Class performance (the class with the longest period of annual returns) to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2024a

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.08%	Q4/2020
Lowest Return	-26.19%	Q1/2020

Average Annual Total Returns as of December 31, 2024[b]
Emerging Markets High Dividend Fund, Retail Class	1 Year	5 Year	10 Year
Returns before taxes	9.22%	6.65%	5.32%
Returns after taxes on distributions[c]	8.40%	5.57%	4.19%
Returns after taxes on distributions and sale of Fund shares	6.01%	4.87%	3.80%
MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%

[a]	The Emerging Markets High Dividend Fund’s 2025 year-to-date total return through June 30, 2025 was 11.77%.
[b]

The bar chart and table disclose returns only for Retail Class shares which are not offered by this prospectus. No information is shown for Class R6 shares because they are newly organized. Annual returns for Class R6 shares would have been substantially similar to those shown here because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R6 shares do not have the same expenses. Return information for the Fund’s Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the shares have a full calendar year of return information to report.

[c]	After-tax returns are shown for Retail Class shares only. After-tax returns for other share class shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the Emerging Markets High Dividend Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been co-portfolio manager of the Emerging Markets High Dividend Fund since the Fund’s inception on August 31, 2012. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Rahul D. Sharma has served as a co-portfolio manager for the Emerging Markets High Dividend Fund since it commenced operations on August 31, 2012. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Emerging Markets High Dividend Fund on days the New York Stock Exchange (NYSE) is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, PO Box 2170, Denver, Colorado 80201

Overnight mail: Cullen Funds c/o Paralel Technologies, 1700 Broadway, Suite 1850, Denver, Colorado 80290

Class R6 shares are only available to certain retirement plans held in plan level or omnibus accounts.

Tax Information

The Emerging Markets High Dividend Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions can be subject to U.S. federal income tax as ordinary income when distributed to, or received by, you from such tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Emerging Markets High Dividend Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Emerging Markets High Dividend Fund and/or its Adviser may pay the intermediary for the sale of Emerging Markets High Dividend Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Emerging Markets High Dividend Fund over another investment. No such payments are made with respect to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

This section contains additional detail on the investment strategies of the Emerging Markets High Dividend Fund, the related risks that you would face as a shareholder of the Fund and also information about how to find out more about the Fund’s portfolio holdings disclosure policy.

The Fund invests in securities that the Adviser believes offer the prospect of an increase in value over a long-term investment horizon, which the Adviser generally defines as three to five years. For the most part, the Fund will invest in common stocks of companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities versus market averages). The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets such Fund’s financial or valuation criteria.

Although there may be some short-term portfolio turnover, particularly from exercised covered call options written, the Adviser generally purchases securities which it believes will appreciate in value over the long-term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations can include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, which generally means that the Fund will be at least 80% invested, plus borrowings for investment purposes, in stocks at all times except to the extent that:

●	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
●	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in (i) debt securities which are convertible into equity securities, (ii) preferred stocks which are convertible into common stocks, and (iii) warrants or other rights to purchase common stock, all of which are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations. The Fund may also directly invest in securities issued by other investment companies, including ETFs and money market funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in such ETFs and other investment companies.

A portion of the Fund’s assets may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents, which can include certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash.

The Fund may temporarily depart from its principal investment strategy by making short-term investments in cash and cash equivalents when the Fund experiences periods of heavy cash inflows from shareholders purchasing such Fund’s shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in securities of foreign issuers. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the respective primary investment objectives of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of any Fund will be achieved or that there may not be substantial losses in any particular investment.

In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). It is unclear whether such deduction for ordinary REIT dividends will be extended beyond December 31, 2025. A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.

The Fund may participate in a program offered by ReFlow, LLC (“ReFlow”). ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund’s costs and cash flow disruptions (compared to selling portfolio securities or relying on borrowing cash), allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase shares issued by the Fund, at the Fund’s net asset value, equal to the amount of the Fund’s net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund’s net asset value on that day. When the Fund participates in the ReFlow program, such fund pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Certain shareholders, including a third-party investor, the Adviser or an affiliate of the Adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions by large shareholders or a large group of shareholders could have a significant negative impact on the Fund. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or capital gains to shareholders. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

At any time, the value of a Fund’s shares may be more or less than your cost of shares.

The Emerging Markets High Dividend Fund invests primarily in the securities of foreign issuers or in depositary receipts, although the Fund has the ability to invest up to 20% of its net assets in securities of U.S. issuers which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of, respectively, U.S. domestic or U.S. based foreign issuers.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries deemed emerging markets, and the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s holdings is required to be made within 60 days of the end of each fiscal quarter in the Fund’s Form N-CSR and N-CSRS filings and in the monthly holdings report on Form N-PORT. You may obtain copies of the SAI, Annual and Semi-Annual Reports to shareholders and other information such as Fund financial statements by making a request to:

Cullen Funds

PO Box 2170

Denver, CO 80201

You can also obtain the SAI, quarterly/monthly holdings reports, Annual and Semi-Annual Reports, and other information such as the Fund’s financial statements on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022 serves as the investment adviser to the Fund. Subject to the general supervision of the Board of Trustees of the Cullen Funds Trust, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of June 30, 2025, the Adviser had $10.2 billion in assets under management and an additional $14.4 billion in assets under advisement.

Pursuant to separate investment advisory agreements between the Fund and the Adviser, the Adviser is paid at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to reduce fees and absorb expenses to the extent necessary to limit total annual operating expenses (excluding taxes, interest, extraordinary expenses and Acquired Fund Fees and Expenses) to the following percentage for the Fund’s Class R6 shares:

Net Annual Fund Operating Expense Limit
Fund Name	Class R6
Cullen Emerging Markets High Dividend Fund	0.90%

For the fiscal year ended June 30, 2025, the Fund paid Cullen management fees at the following management fee rate, net of applicable waivers:

Fund Name	Management Fee Rate (Net of Applicable Waivers)
Cullen Emerging Markets High Dividend Fund	0.78%

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s investment advisory agreement will be available in the Fund’s Form N-CSR filing for the fiscal year ended June 30, 2025.

Portfolio Managers

Below are descriptions of the portfolio managers jointly responsible for the day-to-day management of the Fund. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Fund can be found in the SAI.

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been co-portfolio manager of the Emerging Markets High Dividend Fund since the Fund’s inception on August 31, 2012. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Rahul D. Sharma has served as a co-portfolio manager of the Emerging Markets High Dividend Fund since it commenced operations on August 31, 2012. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Custodian, Transfer Agent, Dividend Disbursing Agent, and Fund Administrator

Brown Brothers Harriman & Co. serves as custodian for the Fund’s cash and securities. Paralel Technologies LLC provides transfer agency, dividend disbursing, and fund administrative and accounting services to the Fund.

Distributor

Paralel Distributors LLC is the principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution Plan (12b-1)

The Fund has adopted a Distribution Plan (“Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) pursuant to which the Fund pays distribution and service fees for Retail Class and Class C shares. Class I and Class R6 shares are not covered by the Distribution Plan.

Additional Payments to Financial Intermediaries

You may indirectly compensate the financial intermediary through which you buy shares of the Fund, as a result of the Fund paying Rule 12b-1 fees. In addition, the Fund also may pay intermediaries for administrative services and transaction processing. As a result, these payments may provide your financial intermediary with an incentive to favor the Fund over other mutual funds or assist the distributor in its efforts to promote the sale of the Fund’s shares. However, it is not anticipated that such payments will be made with respect to investments in Class R6 shares.

Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

The Adviser may make additional payments to financial intermediaries out of its own assets. These payments are not an expense of the Fund. The Adviser may base these payments on a variety of criteria, including the amount of sales or assets of the Fund attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. The Adviser determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Fund and that are willing to work with the Adviser’s promotional efforts. The Adviser also may compensate financial intermediaries (in addition to amounts that may be paid by the Fund) for providing certain administrative services and transaction processing services.

The Adviser may benefit from its payments if the intermediary features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which the Adviser’s personnel may make presentations on the Fund to the intermediary’s sales force). To the extent intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Adviser may receive greater management and other fees than the amount due to the intermediary.

Your intermediary may charge you additional fees or commissions, including on Class R6 shares, other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above. You can ask your financial intermediary about any payments it receives from the Adviser or the Fund, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Fund, such as providing omnibus account services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with the Adviser that are not related to the Fund.

Description of Classes

Cullen Funds Trust (the “Trust”) has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund currently offers four classes of shares – Retail Class, Class C, Class I and Class R6. This prospectus offers only Class R6 shares, and all shares are sold with no sales load.

Your investment professional can help you determine which above share class is appropriate. Please note that your investment firm may receive different compensation depending upon which class is chosen.

ELIGIBLE INVESTORS

Subject to the restrictions below, shares of the Fund are offered to the general public. The Fund reserves the right to refuse to accept investments at any time.

ELIGIBLE CLASS R6 INVESTORS

The Class R6 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R6 shares also are available to IRAs consisting of rollovers from eligible retirement plans that offered any of the Fund’s Class R6 shares as investment options.

Eligible Class R6 share investors may also be eligible to purchase other classes of shares of the Fund. However, plan participants may only allocate their plan holdings to classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate. Be aware that your investment firm may receive different compensation depending upon which class is chosen. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan.

SHARE PRICE

The price of a share of the Fund is based on the net asset value (“NAV”) of the Fund. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting in shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by the Adviser, subject to the applicable requirements of the 1940 Act and the rules and regulations promulgated thereunder, as described below.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent.

Foreign Securities

The Fund’s portfolio securities may be listed on foreign exchanges that may trade on days when NAV is not calculated. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV.

Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the NYSE. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Adviser subject to the applicable requirements of the 1940 Act and the rules and regulations promulgated thereunder, determines that they would have a material effect on the Fund’s NAV. Further, the Fund’s fair valuation procedures incorporate triggers based on movements in the Standard & Poor’s 500 Index from the time when markets in London close through the time the NYSE closes. When these triggers are met, the Fund’s independent pricing vendor provides factors to be incorporated into the prices of securities traded in markets not within the United States.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing a fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or Paralel Technologies LLC, the transfer agent for the Fund, such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market-timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. Therefore, the Fund takes steps to reduce the frequency and effect of these activities by assessing redemption fees as described below, monitoring trading activity, and using fair value pricing, as determined by the Trust’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner they believe consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in their sole discretion, to identify trading practices as abusive, and may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may ask the shareholder to stop such activities or may refuse to process purchases or exchanges in that shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund endeavors to apply these market timing procedures uniformly to all shareholders.

Redemption Fees

The Fund charges a 2% redemption fee on the redemption or exchange of shares held for less than seven (7) days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be considered redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund have received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the NYSE, the time NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when they calculate NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees, and subject to applicable requirements of the 1940 Act and the rules and regulations promulgated thereunder. The Fund’s fair valuation procedures incorporate triggers based on movements in the Standard & Poor’s 500 Index from the time when markets in London close through the time the NYSE closes. When these triggers are met, the Fund’s independent pricing vendor provides factors to be incorporated into the prices of securities traded in markets not within the United States.

The Trust’s Board of Trustees oversees procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced; or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculations, affecting a security or securities in the Fund. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which NAV is calculated.

The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, the Fund may rely on the net asset values of those companies to value the shares of such companies held by the Fund. Those companies may also use fair value pricing under some circumstances.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Transfer Agent. All requests received in good order on a business day the NYSE is open and before the close of regular trading on the NYSE will be processed same day. The close of regular trading is generally 4:00 p.m., Eastern Time, but may be earlier in the case of a holiday or when an emergency exists. Requests received outside of NYSE trading hours on a business day the NYSE is open will be processed on the next business day. Plan administrators are responsible for transmitting orders in a timely manner.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

●	The name of the Cullen Fund
●	The dollar amount of shares to be purchased
●	Completed purchase application or investment stub/account number

Shares of the Fund may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Methods of Buying

Note on Buying Class R6 Shares

As described above, Class R6 shares are generally only available for purchase through certain retirement plans. Check with your intermediary or plan sponsor for its specific policies and information on how to purchase Class R6 shares. General information on how to purchase shares of the Fund is listed below, which may not apply to Class R6 shares.

Through a broker/dealer organization	Plans and their participants can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Please keep in mind that your broker/dealer may charge additional fees for its services. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s designee receives the order.

By mail	To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen Emerging Markets High Dividend Fund”. The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail
Cullen Funds
PO Box 2170
Denver, CO 80201

Overnight Delivery
Cullen Funds c/o Paralel Technologies
1700 Broadway, Suite 1850
Denver, CO 80290

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail, or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone	To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1- 877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund’s account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire	Initial Investment—By Wire

Upon receipt of your completed application, and it is determined to be in good order, your account will be established within 24 hours. You may contact the Transfer Agent by phone at 1-877-485-8586 to obtain your account number and wiring instructions.
For Subsequent Investments—By Wire

To make additional investments by wire, please contact the Transfer Agent by phone at 1-877-485-8586 for further instructions.

Through an automatic investment plan	Once your account has been opened, you may purchase shares of the Fund through an automatic investment plan (“AIP”). You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the AIP section on your account application or call the Fund’s Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five (5) days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States and the Fund generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except investors with United States military APO or FPO addresses.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization	If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization as it is responsible for sending redemption orders to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

By mail	Send your written redemption request to the address below. Your request should contain the name of the specific Fund, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail
Cullen Funds
PO Box 2170
Denver, Colorado 80201

Overnight Delivery
Cullen Funds c/o Paralel Technologies
1700 Broadway, Suite 1850
Denver, Colorado 80290

By telephone	If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877- 485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the ACH network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. There is no charge for proceeds to be sent through the ACH network, and such transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 30 days of any address change.

Through a systematic withdrawal plan	If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund’s account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least five (5) days in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

●	If ownership is changed on your account.

●	When redemption proceeds are sent to any person, address or bank account not on record;

●	Written requests to wire redemption proceeds (if not previously authorized on the account);

●	When establishing or modifying certain service on an account;

●	If a change of address or bank account was received by the Transfer Agent within the last 30 days.

●	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the ACH network on the following business day. Except in extreme circumstances, proceeds will be sent within seven (7) calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:

●	The name of the Cullen Fund
●	The dollar amount or the number of shares to be redeemed
●	Signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable
●	The account number

If you purchase shares using a check and soon after request a redemption, the Fund from which you are requesting a redemption will honor the redemption request but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in any event no more than 15 days, after the date of purchase).

Shares normally will be redeemed for cash upon receipt of a request in proper form. However, in order to protect the interests of remaining shareholders and/or in times of stressed market conditions, the Fund retains the right to satisfy redemption requests by (i) borrowing under a line of credit is has entered into with a group of lenders, (ii) accessing liquidity through the ReFlow program (as defined and described in more detail below), and/or (iii) redeeming some or all of the Fund’s shares in-kind, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. The Fund has elected, however, to be subject to Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank when shareholder payment instructions are followed.

ADDITIONAL POLICIES

Exchanges

Eligible investors may exchange certain classes of shares for another class of shares of the Fund. For further information, contact your broker/dealer organization.

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if they do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and have employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call the Fund’s Transfer Agent toll free at 1-877-485-8586 or visit www.cullenfunds.com.

Investing Through a Third Party

If you invest through a third party (rather than with the Fund directly), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These fees and conditions are in addition to those imposed by the Fund. In addition, the options and services available specifically to a retirement plan may be different from those discussed in this prospectus. Consult a representative of your plan or financial institution if you are not sure.

Information for Retirement Plan Participants

Participants in retirement plans generally must contact the plan’s administrator to purchase, redeem or exchange shares. Shareowner services, such as opening an account, may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator.

Information for IRA Rollover Accounts

IRA Rollover Accounts may be eligible to open an account and purchase Class R6 shares by contacting any investment firm authorized to sell the Fund’s shares. You can obtain an application from your investment firm. You may also open your account, if eligible, by completing an account application and sending it to the Transfer Agent by mail.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, and an ongoing training program (either by the Adviser or its appropriate delegee, including service providers) to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s distributor and Transfer Agent have established proper anti-money laundering procedures, are reporting suspicious and/or fraudulent activity and are carrying out a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. The Fund may also be required to transfer the account or proceeds of the account to a government agency.

Account Maintenance Fee

There is an annual pass through IRA maintenance fee of $15.00 for accounts held directly with the Fund that is charged by the IRA custodian on a per-account basis.

CUSTOMER IDENTIFICATION PROGRAM

If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

DISTRIBUTIONS AND TAXES

The Emerging Markets High Dividend Fund will distribute substantially all net investment income no less frequently than quarterly and any net capital gain any such Fund has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least six (6) months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the respective Fund with different instructions. You will pay tax on dividends whether they are payable in cash or additional shares.

In general, distributions will be taxable to you as ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later as ordinary income upon withdrawal of assets from those plans or accounts. Dividends paid by the Fund from their ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to non-corporate shareholders as long-term capital gains, regardless of the length of time the shareholders have owned the Fund shares, provided the distributions are properly designated by the Fund as capital gain dividends. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at the reduced rates if certain requirements are met. Qualified dividend income or dividend received deduction treatment will be available only with respect to dividends properly designated by the Fund as eligible for such treatment. If the Fund distribute realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another Fund is treated the same as an ordinary sale and any gain on the transaction may be subject to tax. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share. In addition, the Fund is generally required by law to provide you and the Internal Revenue Service with cost basis information on a sale, redemption or exchange of your shares in the Fund acquired on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and gain recognized on a redemption of shares) of U.S. individuals with income exceeding $200,000, or $250,000 if married, and of trusts and estates.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. These taxes can reduce the return achieved by the Fund. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

Class R6 shareholders should be aware that many retirement plans qualify for exemption from federal income tax. A qualified plan is not subject to current income tax on dividends and distributions received from the Fund, or on gains from the disposition of Fund shares. Instead, tax is imposed on beneficiaries who receive distributions from the qualified plan, and the tax consequences depend upon the features of the plan and the circumstances of the distribution.

By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

The taxation of distributions paid by the Fund to shareholders that are nonresident aliens or foreign entities (other than pass-through entities to the extent owned by U.S. persons) depends on the character of the distributions. Distributions of ordinary dividends are generally subject to a 30% U.S. withholding tax unless a reduced rate of withholding is provided for under an applicable income tax treaty. Distributions of capital gains, if and to the extent they are properly reported as “capital gain dividends,” are generally not subject to withholding tax, except in certain circumstances. Distributions of short-term capital gains and qualified net interest income, if and to the extent they are properly reported as “short-term capital gain dividends” or “interest-related dividends,” are generally not subject to U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items paid to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Internal Revenue Code) unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a shareholder may be eligible for refunds or credits of such taxes.

Distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. As stated above, such non-U.S. investors may be subject to U.S. withholding tax and, in the case of individuals, estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the fund(s) generating the distribution if under $25.00. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

If you purchase shares when the Fund has undistributed income and gain, you will be “buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless you are investing through a tax-deferred account.

This summary is based upon the Internal Revenue Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws (including current legislative proposals that could result in the imposition of, or an increase in, the U.S. federal income or withholding tax rates applicable to non-U.S. shareholders (including foreign governmental entities) from certain jurisdictions). Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

SHAREHOLDER REPORTS, FINANCIAL STATEMENTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports and, upon request without charge, financial statements showing the Fund’’ portfolio investments and financial information. You will also receive confirmations of your purchases and redemptions. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

●	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason. (Shareholders will be notified of any such action to the extent material via written notice).
●	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of such Fund (e.g., due to the timing of the investment).
●	Change the minimum or maximum investment amounts.
●	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
●	Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the 1940 Act.
●	Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at any Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
●	Reject any purchase or redemption request that does not contain all required documentation.

FINANCIAL HIGHLIGHTS

Because Class R6 shares have not yet commenced investment operations, no financial highlights are available for Class R6 shares at this time. In the future, financial highlights for Class R6 shares will be presented in this section of the Prospectus.

INVESTMENT ADVISER

Cullen Capital Management LLC

New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Los Angeles, California

LEGAL COUNSEL

Sidley Austin LLP

New York, New York

FUND ADMINISTRATOR AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

Denver, Colorado

CUSTODIAN

Brown Brothers Harriman & Co.

New York, New York

TRANSFER AGENT

Paralel Technologies LLC

Denver, Colorado

DISTRIBUTOR

Paralel Distributors LLC

Denver, Colorado

PRIVACY NOTICE

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include Social Security numbers and account balances.

How the Fund collects non-public personal information: The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

Sharing of non-public personal information: All financial companies need to share customers’ personal information to run their everyday business. We will only share customers’ or former customers’ non-public personal information with the customer’s authorization or for everyday business purposes, such as to process your transactions, maintain your account(s), report to credit bureaus, or as required by law or in response to inquiries from governmental authorities and court orders. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.

We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

No opt-out right is necessary as we do not share your non-public personal information for any of the following purposes (unless you direct us to do so):

●	sharing for affiliates’ everyday business purposes—information about your creditworthiness
●	affiliates from using your information to market to you
●	sharing for nonaffiliates to market to you

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual/Semi-Annual Reports and Financial Statements

Additional information about the Fund’s investments is available in the Fund’s Form N-CSR and Form N-CSRS filings. The Fund’s Form N-CSR and Form N-CSRS filings provide the most recent financial statements as well as portfolio listings. The Fund’s annual reports, included in the Fund’s Form N-CSR filings, contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877- 485-8586 or by writing to:

Cullen Funds

PO Box 2170

Denver, Colorado 80201

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-1520

publicinfo@sec.gov

(202) 551-8090

Reports, financial statements and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN HIGH DIVIDEND EQUITY FUND

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CULLEN SMALL CAP VALUE FUND

CULLEN VALUE FUND

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

CULLEN ENHANCED EQUITY INCOME FUND

Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated: August 5, 2025

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. It should be read in conjunction with the current prospectus dated October 27, 2024 for the Retail Class, Class I, and Class C shares of the Cullen High Dividend Equity Fund (“High Dividend Fund”), the Cullen International High Dividend Fund (“International High Dividend Fund”), the Cullen Small Cap Value Fund (“Small Cap Value Fund”), the Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) (each a “Fund” and, together the “Funds”) and the Prospectus dated August 5, 2025, for Class R6 shares of the Emerging Markets High Dividend Fund. The Funds are separate series of the Cullen Funds Trust (the “Trust”).

You may obtain a copy of the Prospectus without charge by calling the Funds toll-free at 1-877-485-8586 or by writing the Funds at the address set forth below. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Funds for the fiscal year ended June 30, 2025 are not yet available. The audited financial statements for the Funds for the fiscal year ended June 30, 2024 are available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds c/o Paralel Technologies
PO Box 2170	1700 Broadway, Suite 1850
Denver, CO 80201	Denver, CO 80290

	Retail Class	Class I	Class C	Class R6

CULLEN HIGH DIVIDEND EQUITY FUND	CHDEX	CHDVX	CHVCX	—

CULLEN INTERNATIONAL HIGH DIVIDEND FUND	CIHDX	CIHIX	CIHCX	—

CULLEN SMALL CAP VALUE FUND	CUSRX	CUSIX	CUSCX	—

CULLEN VALUE FUND	CVLEX	CVLVX	CVLFX	—

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND	CEMDX	CEMFX	CEMGX	CEMEX

CULLEN ENHANCED EQUITY INCOME FUND	ENHRX	ENHNX	ENHCX	—

The Trust

The Trust is an open-end management investment company formed as a Delaware statutory trust on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This SAI relates to the High Dividend Fund, the International High Dividend Fund, the Small Cap Value Fund, the Value Fund, the Emerging Markets High Dividend Fund and the Enhanced Equity Income Fund. Subject to class level expense differences, an investor by investing in one of the Funds offered, becomes entitled, provided the investor is a shareholder on the date of record, to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor can expect the value of his or her shares to reflect on a pro rata basis any losses of that Fund.

Each Fund is diversified, as defined in the 1940 Act. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

Cullen Capital Management LLC, a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”), serves as the investment adviser to each Fund (“Cullen Capital” or the “Adviser”). Paralel Distributors LLC serves as the principal underwriter and distributor of the shares of each Fund (the “Distributor”).

The Trust, on behalf of the Funds, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of each class of the Funds’ shares. Currently, the Funds offer Retail Class, Class C, Class I and Class R6 (Emerging Markets High Dividend Fund only) shares.

Description of the Funds and their Investment Objectives,
Policies and Risks

For additional information on the Funds, their respective investment objectives, policies and risks, refer to the summary information for each Fund in the Prospectus and the section entitled “Additional Information on Investment Policies and Risks.” See also “Investment Restrictions” in this SAI.

Investment Objectives

The investment objectives of the High Dividend Fund, International High Dividend Fund, Value Fund, Emerging Markets High Dividend Fund, and Enhanced Equity Income Fund are long-term capital appreciation and current income.

The investment objective of the Small Cap Value Fund is long-term capital appreciation.

Each Fund selects portfolio securities primarily with a view to achieving its objectives. Each Fund’s investment objectives are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that a Fund will achieve its investment objectives.

Portfolio Turnover

Each Fund expects to purchase and sell securities at such times as each deems to be in the best interest of its shareholders. The Funds have not placed any limit on the rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.

The turnover rate for each Fund for the past two fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
Portfolio Turnover	June 30, 2025	June 30, 2024
High Dividend Fund	37%	38%
International High Dividend Fund	125%	70%
Small Cap Value Fund	38%	72%
Value Fund	19%	27%
Emerging Markets High Dividend Fund	118%	74%
Enhanced Equity Income Fund	150%	125%

The Funds expect to purchase and sell securities at such times as they deem to be in the best interest of their shareholders. The Funds have not placed any limit on their rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.

EQUITY SECURITIES AND RELATED INVESTMENTS

Investments in Equity Securities

Each Fund may invest in equity securities. Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a Fund. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the Fund.

NON-U.S. INVESTMENTS

Equity Securities of Non-U.S. Issuers

The Emerging Markets High Dividend Fund and International High Dividend Fund may invest in equity securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. All other Funds may invest in equity securities of non-U.S. issuers, including ADRs and other similar instruments but not in EDRs or GDRs. Each Fund may invest in debt obligations of non-U.S. governments. An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Risks of non-U.S. investments. Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of U.S. issuers. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to: (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the United States; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Funds’ portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, may undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Non-U.S. securities markets and regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the United States. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, political and social factors. Certain countries may be subject to a greater degree of economic, political and social instability than in the United States. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a Fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a Fund’s operation. Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Unanticipated political or social developments may affect the value of a Fund’s investments and the availability to a Fund of additional investment in such countries. In the past, the economies, securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurance that these economic and market disruptions might not occur again. Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Risks Related to Russian Invasion of Ukraine. Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. These sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian and Ukrainian economies and may result in the further decline of the value and liquidity of Russian and Ukrainian securities, a continued weakening of the ruble and hryvnia and continued exchange closures, and may have other adverse consequences on the Russian and Ukrainian economies. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian and Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Funds and their investments or operations could be negatively impacted.

Currency risks. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian services and related investment costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Withholding and other taxes. Each Fund may be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to a Fund’s investments in such countries. These taxes can reduce the return achieved by the Fund. Treaties between the United States and such countries may not be available to reduce the otherwise applicable tax rates.

Emerging Markets Securities

Each Fund may invest in emerging markets securities. The Emerging Markets High Dividend Fund will invest a substantial portion of its assets in emerging markets. An “emerging market” or “emerging country” is any country that an international organization, such as the World Bank, has determined to have a relatively low or middle income economy.

Emerging market securities include securities which are: (i) principally traded in the capital markets of an emerging market country; (ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in emerging countries or from sales made in emerging countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an emerging country; and (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities.

Investing in the equity markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. A limited number of issuers in Asian and emerging market securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these regions may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid regions’ securities markets, a Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the inability of a Fund to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset values to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities. Also, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

The Russian, Eastern and Central European, Chinese and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

Certain Risks of Investing in Asia-Pacific Countries. In addition to the risks of foreign investing and the risks of investing in developing markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. A Fund may make substantial investments in Asia-Pacific countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of a Fund.

Many developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, have a substantial role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia- Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

OTHER INVESTMENTS AND INVESTMENT TECHNIQUES

Derivatives Transactions

Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, such as a forward commitment or a reverse repurchase agreement and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). Rule 18f-4 requires funds that engage in derivatives transactions (other than limited derivatives users) to have a derivatives risk program, which must include policies and procedures to manage the fund’s derivatives risks, taking into account the fund’s derivatives and other investments. For funds that limit their derivatives transactions, Rule 18f-4 includes an exception from the program requirement (including the requirement to appoint a derivatives risk manager), the VaR-based limits and related board oversight and reporting requirements prescribed by Rule 18f-4 (the “Limited Derivatives User Exception”). However, limited derivatives users must adopt and implement written policies and procedures reasonably designed to manage the fund’s derivatives risks. The policies and procedures for a fund relying on the Limited Derivatives User Exception “should be tailored to the extent and nature of the fund’s derivative use.” The Funds have adopted a Limited Derivatives User Policy, which is designed to manage each Fund’s derivatives risk and tailored to the extent and nature of each Fund’s derivatives use. As of the date of this SAI, the Funds rely on the Limited Derivatives User Exception.

Lending of Portfolio Securities

Each Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. A Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. These events could trigger adverse tax consequences for the Fund. Cash received as collateral through loan transactions will generally be invested in shares of a money market fund. Investing this cash may subject that investment, as well as the securities loaned, to market appreciation or depreciation.

Risks associated with securities lending. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, as noted above, the Fund continues to have market risk and other risks associated with owning the securities on loan. Where the collateral delivered by the borrower is cash, a Fund will also have the risk of loss of principal and interest in connection with its investment of collateral. If a borrower defaults, the value of the collateral may decline before the Fund can dispose of it. A Fund will lend portfolio securities only to firms that have been approved in advance by the Adviser, which will monitor the creditworthiness of any such firms. However, this monitoring may not protect the Fund from loss. At no time would the value of the securities loaned exceed 331⁄3% of the value of the Fund’s total assets.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Depositary Receipts

Each Fund may invest in ADRs. The Emerging Markets High Dividend Fund and International High Dividend Fund may also invest in EDRs, GDRs, and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depositary receipts”). Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs, GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

For purposes of the Funds’ investment policies, investments in ADRs (for each Fund) and EDRs, GDRs and similar instruments (for the Emerging Markets High Dividend Fund and International High Dividend Fund only) will be deemed to be investments in the underlying equity securities of non-U.S. issuers. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts. To the extent a Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt.

Small- and Medium-Capitalization Companies

The Funds may invest in small-capitalization companies (which are companies with a typical capitalization range below $5 billion at the time of investment) and medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment). While small- and medium-capitalization companies often have the potential for growth, investments in small- and medium-capitalization companies often involve greater risks than investments in large, more established companies. Small- and medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of small- and medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of small- and medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Funds may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Funds may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The Adviser’s research efforts may also play a greater role in selecting securities for the Funds than in a mutual fund that invests exclusively in larger, more established companies.

Covered Call Options

In order to generate additional income, the Enhanced Equity Income Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case, a Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security. During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

For U.S. federal income tax purposes, if a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset against losses realized on the disposition of the underlying security. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the basis of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that the Funds will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Funds would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

Each Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which each Fund may invest when the Adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, money market funds, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Funds invest in are generally rated at least Al by Standard & Poor’s Ratings Services, or determined to be of comparable quality by the Adviser. However, the Funds may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights. There is no limit placed on the Funds’ ability to enter into repurchase agreements, subject to investment restrictions discussed elsewhere in this SAI or the prospectus.

Illiquid Securities

Each Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Funds from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While each Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, a Fund may experience delays and additional cost when trying to sell illiquid securities.

Cybersecurity Risk

The Funds are dependent on the effectiveness of the information and cybersecurity policies, procedures and capabilities they maintain to protect their computer and telecommunications systems and the data that resides on or is transmitted through them, including data provided by third parties that is significant to portions of its business and products. The Funds and their service providers have been and will continue to be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, fund administrators, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, loss of competitive position, reputational harm or legal liability, by interfering with the Funds’ ability to calculate their NAV, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or Adviser to regulatory fines and penalties, breach of client contacts, and creating additional compliance costs. Substantial costs may be incurred by the Funds to resolve or prevent cyber incidents in the future. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value. While the Funds and their service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or its shareholders.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of each Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of such Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of such Fund. No Fund may:

1.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry (for purposes of this restriction, the Fund will consider any one industry to include any group of related industries);

2.	Invest in companies for the purpose of exercising management or control;

3.	Purchase or sell real estate, although the Funds may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

4.	Purchase or sell commodities or commodities contracts;

5.	Purchase securities on margin;

6.	Effect short sales of any securities;

7.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities (repurchase agreements not being considered loans for this purpose);

8.	Borrow money, except (a) for temporary emergency purposes in amounts not in excess of 5% of such Fund’s total assets, or, (b) to the extent the Board of Trustees of the Trust (the “Board”) may approve investments by the Funds in derivative instruments

9.	Issue senior securities as defined in Section 8 of the 1940 Act;

10.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of such Fund’s net assets;

11.	Enter into repurchase agreements with maturities of more than seven days (repurchase agreements being considered loans for certain purposes);

12.	Act as an underwriter of securities except insofar as such Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 (the “Securities Act”) upon the disposition of certain securities; and

13.	Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. Government.

The International High Dividend Fund, Value Fund, Emerging Markets High Dividend Fund, and Small Cap Value Fund may not:

1.	With respect to 75% of its assets, purchase any securities which would cause: (i) the Fund to invest in more than 10% of the outstanding voting securities of any one issuer; or (ii) more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. Government.

Non-Fundamental Restrictions

Additional investment restrictions adopted by each Fund, which may be changed by the Board without a vote of the shareholders, provide that each Fund may not:

1.	Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund.

2.	Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Funds’ Adviser.

3.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.	Make any change in such Fund’s investment policy of investing at least 80% of its net assets, plus borrowings for investment purposes, in the investments suggested by such Fund’s name without first providing such Fund’s shareholders with at least 60 days written prior notice.

The High Dividend Fund, the Small Cap Value Fund, the Value Fund, and the Enhanced Equity Income Fund may not:

1.	Invest in the securities of a foreign issuer or depositary receipts for such securities, if at the time of acquisition more than 30% of the value of either Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depositary receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depositary receipts are traded in U.S. dollars).

The Emerging Markets High Dividend Fund may not:

1.	Purchase any securities which would cause more than 30% of the Fund’s total assets at the time of such purchase to be invested in the securities of companies domiciled in any one country.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Funds

The Board of Trustees of the Trust consists of seven individuals, six of whom are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

Leadership Structure and Oversight Responsibilities of the Board

The Board is responsible for overseeing the Adviser’s management and operations of the Funds pursuant to the respective investment management agreements. Trustees also have significant responsibilities under the federal securities laws. Among other things, they

●	oversee the performance of the Funds;

●	monitor the quality of the advisory and shareholder services provided by the Adviser;

●	review annually the fees paid to the Adviser for its services;

●	monitor potential conflicts of interest between the Funds and the Adviser;

●	monitor distribution activities, custody of assets and the valuation of securities; and

●	oversee the Funds’ compliance program.

In performing their duties, Trustees receive detailed information about the Funds and the Adviser on a regular basis, and meet at least quarterly with management of the Adviser to review reports relating to each Fund’s operations. The Trustees’ role is to provide oversight and not to provide day-to-day management.

The Chairman of the Board, Mr. James Cullen, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser. The remaining Trustees and their immediate family members have no affiliation or business connection with the Adviser, the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Funds’ principal underwriter.

The Board has all powers necessary or convenient to carry out its responsibilities. The Board may, for instance, adopt bylaws providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such bylaws do not reserve that right to the shareholders. They may increase or reduce the number of Board members and may, subject to the relevant provisions of the 1940 Act, fill Board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees who may exercise the powers and authority of the Board as determined by the Trustees. They may, in general, delegate such authority as they consider desirable to any officer of the Trust, to any Board committee and to any agent or employee of the Trust or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a Fund.

The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Robert Garry, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate for the Funds because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Risk Oversight by the Board

As mentioned above, the Board oversees the management of the Trust and the Funds and meets at least quarterly with management of the Adviser to review reports and receive information regarding each Fund’s operations. Risk oversight relating to the Trust and the Funds is one component of the Board’s oversight and is undertaken in connection with the duties of the Board. As described above, the Board’s committees assist the Board in overseeing various types of risks relating to the Trust and the Funds. The Board receives reports from committees regarding their areas of responsibility and, through those reports and its interactions with management of the Adviser during and between meetings, analyzes, evaluates, and provides feedback on the Adviser’s risk management process. In addition, the Board receives information regarding, and has discussions with senior management of the Adviser about, the Adviser’s risk management systems and strategies. The Funds’ Chief Compliance Officer (“CCO”) reports to the Board at least quarterly regarding compliance and legal risk concerns. In addition to quarterly reports, the CCO provides an annual report to the Board in accordance with the Funds’ compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Funds during meetings with the Independent Trustees. The CCO updates the Board on the application of the Funds’ compliance policies and procedures and discusses how they mitigate risk. The CCO also is in charge of reporting to the Board regarding any problems associated with the Funds’ compliance policies and procedures that could expose the Funds to risk. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the Board.

Qualifications of Trustees

Generally, no one factor was decisive in the original selection or nomination of the Trustees to the Board. Qualifications considered by the Board to be important to the selection and retention of Trustees include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise at performing policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the Board; (v) the individual’s ability to work effectively with the other members of the Board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective Trustee. In addition, the individual’s ability to review and critically evaluate information, evaluate Fund service providers and exercise good business judgment on behalf of the Funds’ shareholders, as well as prior service on the Board and familiarity with the Funds, are considered important attributes. While the Board has not adopted a specific policy on diversity, it takes overall diversity into account when considering and evaluating nominees for Trustee.

The Board generally considers the manner in which each Trustee’s professional experience, background, skills, and other individual attributes will contribute to the effectiveness of the Board. Each Trustee’s individual educational and professional experience is summarized as follows:

Mr. James P. Cullen is Chairman and Chief Executive Officer of the Adviser and has over 50 years of investment management experience and is the co- portfolio manager for each of the Funds.

Mr. Stephen G. Fredericks formerly was an institutional trader with several brokerage firms.

Mr. Robert J. Garry formerly was the chief financial officer for a New York City corporation and former corporate controller, chief operations officer and chief financial officer for several other business corporations and non-profit corporations in which he had responsibility for overseeing investments of assets.

Mr. Daniel J. Campbell was formerly a managing director at major New York brokerage firms covering fixed income and hybrid investment products.

Mr. James Wildman was formerly a managing partner of King & Spalding LLP, a leading corporate law firm based in Atlanta, Georgia.

Mr. Jeffrey Hemmings was formerly an account vice president at UBS Financial Services, Inc, and an account executive at EFHutton and Co., Inc.

Dr. Walter H. Forman is a diagnostic radiologist and co-owner of Palm Beach Radiology, a medical imaging center.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships Held by Trustees
Interested Trustee

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee, Chief Executive Officer	Since 2000	Chairman and Chief Executive Officer, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and Chief Executive Officer, Schafer Cullen Capital Management, Inc., a registered investment adviser, December 1982 to present.	6	None

Independent Trustees

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009; Managing Director, institutional sales and trading of Raymond, James Associates, 2002 until 2009; Executive Managing Director, institutional sales and trading at ABNAMRO, Inc., 1995 until 2002.	6	None

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships Held by Trustees
Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank, 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch, 1983 to 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co., Inc. 1970-1988.	6	None

Walter H. Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center.	6	None

Officers

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1996 to present.	N/A	N/A

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorship Held by Trustees
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Portfolio Manager and Executive Director, Cullen Capital Management LLC, from 2000 to present.	N/A	N/A

James Goldstein Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Chief Compliance Officer	Since 2024	Senior Vice President, Cullen Capital Management LLC, from 2023 to present.	N/A	N/A

Stephen O’Neil Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1955	Treasurer	Since 2022	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since November 2022; Executive Director, Schafer Cullen Capital Management, Inc. from 2004 to present.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Adviser.

*	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Board Committees

The Board has three standing committees as described below:

Audit Committee

Members	Description	Meetings

Robert J. Garry, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met three (3) times during the past fiscal year with respect to the Funds.

Stephen G. Fredericks, Independent Trustee

Daniel J. Campbell, Independent Trustee

Walter H. Forman, Independent Trustee

Nominating Committee

Members	Description	Meetings

Stephen G. Fredericks, Independent Trustee Daniel J. Campbell, Independent Trustee	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Funds do not have any policies in place regarding nominees for Trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.	The Nominating Committee did not meet during the past fiscal year with respect to the Funds.

Jeffrey Hemmings, Independent Trustee

Qualified Legal Compliance Committee

Members	Description	Meetings

Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for receiving, retaining and considering any report of evidence of a material violation, and informing Chief Executive Officer of any report of evidence of a material violation and to determine whether an investigation is necessary regarding any report of evidence of a material violation and to take such other appropriate measures associated with such investigation.	The Qualified Legal Compliance Committee did not meet during the past fiscal year with respect to the Funds.

James H. Wildman Independent Trustee

The following compensation table provides certain information about the Trustees’ fees for the Trust’s fiscal year ended June 30, 2025.

Name and Position	Aggregate Compensation from High Dividend Fund	Aggregate Compensation from International High Dividend Fund	Aggregate Compensation from Small Cap Value Fund	Aggregate Compensation from Value Fund	Aggregate Compensation from Emerging Markets High Dividend Fund	Aggregate Compensation from Enhanced Equity Income Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Robert J. Garry, Independent Trustee	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000
Stephen G. Fredericks, Independent Trustee	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000
Daniel J. Campbell, Independent Trustee	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000
James H. Wildman, Independent Trustee	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000

Name and Position	Aggregate Compensation from High Dividend Fund	Aggregate Compensation from International High Dividend Fund	Aggregate Compensation from Small Cap Value Fund	Aggregate Compensation from Value Fund	Aggregate Compensation from Emerging Markets High Dividend Fund	Aggregate Compensation from Enhanced Equity Income Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Jeffrey Hemmings Independent Trustee	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000
Walter H. Forman Independent Trustee*	$13,333	$13,333	$13,333	$13,333	$13,333	$13,333	$0	$0	$80,000
James P. Cullen, Interested Trustee	$0	$0	$0	$0	$0	$0	$0	$0	$0

Each Independent Trustee of the Trust is paid an annual fee of $80,000 for attendance at quarterly Board meetings. Each Independent Trustee is reimbursed for the expenses associated with participation in such meetings. Neither the Trust nor the Funds pay any fees to the Trustees who are considered “interested persons” of the Trust or the Funds or the Adviser, as defined in the 1940 Act. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or the Funds’ expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the applicable Fund because they own beneficially over 25% of the applicable Fund’s outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the applicable Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address and percentage of ownership of any person who owned of record or beneficially 5% or more of the outstanding shares of the applicable Funds as of July 7, 2025:

High Dividend Equity Fund – Retail Class Shares

Name and Address	Percentage of Ownership
MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	25.78%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY ST NEW YORK, NY 10281	22.31%

CHARLES SCHWAB & CO., INC. SPECIAL/CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	22.01%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	7.93%

High Dividend Equity Fund – Class I Shares

Name and Address	Percentage of Ownership
J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	17.40%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY ST NEW YORK, NY 10281	11.66%

MERRILL LYNCH PIERCE FENNER & SMITH 4800 DEER LAKE DR E JACKSONVILLE, FL 32246	10.28%

MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	8.50%

CHARLES SCHWAB & CO INC 211 MAIN ST SAN FRANCISCO, CA 94105	7.42%

CHARLES SCHWAB & CO., INC. SPECIAL/CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	6.48%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	5.28%

High Dividend Equity Fund – Class C Shares

Name and Address	Percentage of Ownership
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	20.81%

J.P. MORGAN SECURITIES LLC ATTN: MUTUAL FUNDS DEPT 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	14.21%

RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG, FL 33716	13.41%

MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	13.41%

CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	10.77%

UBS WM USA ATTN: DEPARTMENT MANAGER SPEC CDY 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	8.26%

WELLS FARGO CLEARING SERVICES, LLC 2801 MARKET ST SAINT LOUIS, MO 63103	7.30%

International High Dividend Fund – Retail Class Shares

Name and Address	Percentage of Ownership
NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY ST NEW YORK, NY 10281	24.49%

MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	19.94%

CHARLES SCHWAB & CO., INC. SPECIAL/CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO, CA 94105	19.34%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	5.37%

RAYMOND JAMES/OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	5.30%

International High Dividend Fund – Class I Shares

Percentage of
Name and Address	Ownership
MERRILL LYNCH PIERCE FENNER & SMITH 4800 DEER LAKE DR E JACKSONVILLE, FL 32246	26.76%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY ST NEW YORK, NY 10281	17.75%

J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	10.02%

SAXON & CO. P.O. BOX 7780-1888 PHILADELPHIA, PA 19182-0001	9.45%

LPL FINANCIAL/A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO, CA 92121-3091	7.81%

MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	6.16%

International High Dividend Fund – Class C Shares

Name and Address	Percentage of Ownership
J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	25.64%

WELLS FARGO CLEARING SERVICES, LLC 2801 MARKET ST SAINT LOUIS, MO 63103	23.78%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	21.57%

OPPENHEIMER & CO., INC. CUSTODIAN/KENNETH C BOLTE (DEC’D) IRA FBO HELENE BOLTE(BENE) 515 ROOSEVELT WAY WESTBURY, NY 11590	6.90%

OPPENHEIMER & CO., INC. CUSTODIAN/FBO HELENE BOLTE IRA 515 ROOSEVELT WAY WESTBURY, NY 11590	5.17%

Small Cap Value Fund – Retail Class Shares

Name and Address	Percentage of Ownership
NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY STREET NEW YORK, NY 10281	37.59%

CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	31.89%

RAYMOND JAMES/OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	11.05%

MILA C MEDRANO UTMA 7951 TEASDALE AVE SAINT LOUIS, MO 63130	6.80%

J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	5.53%

Small Cap Value Fund – Class I Shares

Name and Address	Percentage of Ownership
JAMES P CULLEN C/O CULLEN CAPITAL MANAGEMENT LLC 645 5TH AVENUE NEW YORK, NY 10022	52.62%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	25.69%

Small Cap Value Fund – Class C Shares

Name and Address	Percentage of Ownership
NATIONAL FINANCIAL SERVICES, LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	58.43%

GARY CHIATE STIFEL NICOLAUS & COMPANY, INC/A/C 8651-7573 15303 VENTURA BLVD SUITE 600 SHERMAN OAKS, CALIFORNIA 91403	27.84%

RAYMOND JAMES 880 CARILLON PKWY ST PETERSBURG, FL 33716	13.73%

Value Fund – Retail Class Shares

Name and Address	Percentage of Ownership
CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	67.57%

STEVEN F HOLMBERG PO BOX 144 EMMETT, ID 83617	13.86%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY STREET NEW YORK, NY 10281	10.33%

Value Fund –Class I Shares

Name and Address	Percentage of Ownership
JAMES P CULLEN C/O CULLEN CAPITAL MANAGEMENT LLC 645 5TH AVENUE NEW YORK, NY 10022	49.93%

ROBERT J FLANAGAN 266 E BROADWAY APT B2003 NEW YORK, NY 10002	11.42%

EMPOWER TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE, CO 80111	9.79%

MAUREEN H WOLFF TOD 262 W 107TH ST APT 1D NEW YORK, NY 10025	9.19%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.70%

MARK S FLANAGAN 4015 EMILIA WAY BLACKSBURG, VA 24060	5.22%

Value Fund – Class C Shares

Name and Address	Percentage of Ownership
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	86.98%

CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO, CA 94105	8.90%

Emerging Markets High Dividend Fund – Retail Class Shares

Name and Address	Percentage of Ownership
CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	64.31%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY STREET NEW YORK, NY 10281	11.75%

MERRILL LYNCH, PIERCE, FENNER & SMITH 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	6.71%

Emerging Markets High Dividend Fund – Class I Shares

Name and Address	Percentage of Ownership
NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	22.14%

MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	18.62%

CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	12.12%

RELIANCE TRUST CO FBO HUNTINGTON NATIONAL BANK PO BOX 570788 ATLANTA GA 30357	9.35%

MERRILL LYNCH, PIERCE, FENNER & SMITH INC. 4800 DEER LAKE DR E JACKSONVILLE, FL 32246	9.26%

LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO, CA 92121	7.88%

RAYMOND JAMES /OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	5.70%

Emerging Markets High Dividend Fund – Class C Shares

Name and Address	Percentage of Ownership
J.P. MORGAN SECURITIES LLC 4 CHASE METROTECH CTR 3RD MUTUAL FUND DEPT BROOKLYN, NY 11245	75.93%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	12.97%

Enhanced Equity Income Fund – Retail Class Shares

Name and Address	Percentage of Ownership
CHARLES SCHWAB & CO INC 211 MAIN STREET SAN FRANCISCO CA 94105	27.32%

RAYMOND JAMES & ASSOCIATES, INC. /OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	25.52%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 5 200 LIBERTY STREET NEW YORK, NY 10281	8.88%

Enhanced Equity Income Fund – Class I Shares

Name and Address	Percentage of Ownership
RAYMOND JAMES & ASSOCIATES, INC. /OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	30.80%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303	21.43%

NATIONAL FINANCIAL SERVICES, LLC ATTN MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	13.86%

WELLS FARGO CLEARING SERVICES, LLC 2801 MARKET ST SAINT LOUIS, MO 63103	7.18%

Enhanced Equity Income Fund – Class C Shares

Name and Address	Percentage of Ownership %
RAYMOND JAMES & ASSOCIATES, INC. /OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716	77.57%

LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO, CA 92121	5.92%

As of July 7, 2025, the Trustees and Officers of the Trust as a group owned the following percentages of outstanding shares of each class of the Funds:

	Percentage of Outstanding Shares
Fund Name	Retail Class	Class C	Class I	Class R6
High Dividend Fund	0.20%	0.00%	2.70%	N/A
International High Dividend Fund	2.66%	0.00%	2.30%	N/A
Small Cap Value Fund	0.00%	0.00%	61.03%	N/A
Value Fund	0.00%	0.00%	56.29%	N/A
Emerging Markets High Dividend Fund	0.12%	0.00%	0.36%	N/A
Enhanced Equity Income Fund	1.43%	0.00%	3.85%	N/A

Neither the Independent Trustees nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or any affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have any direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Distributor or any of their affiliates.

Board Interest in the Funds

Set forth below is the dollar range of equity securities beneficially owned(1) by each Trustee in each Fund as of December 31, 2024:

Name of Trustee	High Dividend Fund	International High Dividend Fund	Small Cap Value Fund	Value Fund	Emerging Markets High Dividend Fund	Enhanced Equity Income Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Interested Trustee	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Robert J. Garry, Independent Trustee	None	None	None	None	None	None	None

Stephen G. Fredericks, Independent Trustee	None	None	None	None	None	None	None

Daniel J. Campbell, Independent Trustee	$50,001 - $100,000	None	None	]None	None	None	$50,001 - $100,000

James H. Wildman, Independent Trustee	None	None	None	None	None	None	None

Jeffrey Hemmings, Independent Trustee	None	None	None	None	None	None	None

Walter H. Forman, Independent Trustee	None	None	None	None	None	None	None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreements

Cullen Capital Management LLC, a Delaware limited liability company located at 645 Fifth Avenue, New York, New York, 10022 serves as the Adviser to the Funds. Mr. James P. Cullen, Chairman and Chief Executive Officer of the Trust, is also the Chairman, Chief Executive Officer and Controlling Member of the Adviser. Cullen Capital is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

The Adviser provides investment advisory services to each Fund pursuant to separate investment advisory agreements between the Trust and Cullen Capital (collectively, the “Advisory Agreements”). Pursuant to the Advisory Agreements, the Trust employs Cullen Capital Management LLC as the Adviser. The Adviser is responsible for making and implementing investment decisions for the applicable Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of Independent Trustees), and clerical and bookkeeping services for each Fund to the extent not provided by the custodian, transfer agent and dividend paying agent, fund administration and accounting services agent of the Funds. Pursuant to the Advisory Agreements, each Fund pays the Adviser a fee for managing the Fund’s investments that is calculated as a percentage of such Fund’s net assets under management.

In consideration of the services to be provided by the Adviser pursuant to the respective Advisory Agreements, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of (i) the High Dividend Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, and 0.75% for Class I shares, (ii) the Small Cap Value Fund and International High Dividend Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to 1.25% for Retail Class shares, 2.00% for Class C shares, and 1.00% for Class I shares, (iii) the Value Fund and the Enhanced Equity Income Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares and (iv) Emerging Markets High Dividend Fund (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, and 0.90% for Class R6 shares. Pursuant to each Advisory Agreement, the Adviser may cause each Fund to reimburse the Adviser for any fee reductions or expense reimbursements made pursuant to the Advisory Agreement within a three-year period, provided that any such reductions or reimbursements made by such Fund will not cause such Fund’s expense limitations to exceed the amounts set forth above. However, the Funds are not obligated to pay any such reduced fees for more than three years after the end of the fiscal year in which the fee was reduced.

For the periods indicated below, the Funds paid the following advisory fees to the Adviser:

High Dividend Fund
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$7,123,823	$8,153,520	$9,936,173
Fees Reduced	$(2,581,354)	$(2,867,070)	$(3,530,439)
Total Fees Paid	$4,542,469	$5,286,450	$6,405,734

International High Dividend Fund
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$3,064,261	$2,658,144	$2,056,782
Fees Reduced	$(681,441)	$(614,309)	$(627,454)
Total Fees Paid	$2,382,820	$2,043,835	$1,429,328

Small Cap Value Fund*
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$107,279	$116,592	$112,845
Fees Reduced	$(345,970)	$(326,359)	$(403,231)
Total Fees Paid	$0	$0	$0

Value Fund**
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$236,105	$221,038	$235,157
Fees Reduced	$(405,191)	$(368,401)	$(597,842)
Total Fees Paid	$0	$0	$0

Emerging Markets High Dividend Fund
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$9,548,524	$6,044,082	$3,407,062
Fees Reduced	$(2,054,585)	$(1,329,352)	$(995,512)
Total Fees Paid	$7,493,939	$4,714,730	$2,411,550

Enhanced Equity Income Fund
	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Fees Earned	$1,576,637	$1,747,149	$1,898,026
Fees Reduced	$(826,014)	$(874,585)	$(1,013,735)
Total Fees Paid	$750,623	$872,564	$884,291

*	The Small Cap Value Fund commenced operations on October 1, 2009. The Adviser did not collect any advisory fees for the fiscal years ended June 30, 2023, June 30, 2024, and June 30, 2025 because the expenses of the Fund exceeded the fees earned and, pursuant to a written agreement, the Adviser had agreed to waive fees and /or reimburse expenses in order to maintain set expense ratios for each class of the Fund.
**	The Value Fund commenced operations on September 1, 2012. The Adviser did not collect any advisory fees for the fiscal years ended June 30, 2023, June 30, 2024, and June 30, 2025 because the expenses of the Fund exceeded the fees earned and, pursuant to a written agreement, the Adviser had agreed to waive fees and /or reimburse expenses in order to maintain set expense ratios for each class of the Fund.

Portfolio Manager

Mr. James P. Cullen and Ms. Jennifer Chang are the portfolio managers responsible for the day-to-day management of the High Dividend Fund. Mr. James P. Cullen, Mr. Rahul D. Sharma, Mr. Pravir Singh and Ms. Anuca Laudat are the portfolio managers responsible for the day-to-day management of the International High Dividend Fund. Mr. James P. Cullen and Mr. Rahul D. Sharma are the portfolio managers responsible for the day-to-day management of the Emerging Markets High Dividend Fund. Mr. James P. Cullen, Mr. Brooks H. Cullen, and Mr. Brian Drubetsky are the portfolio managers responsible for the day-to-day management of the Small Cap Value Fund. Mr. James P. Cullen, Ms. Jennifer Chang and Mr. Brooks Cullen are the portfolio managers responsible for the day-to-day management of the Value Fund. Mr. James P. Cullen, Ms. Jennifer Chang, Mr. Tim Cordle and Mr. Michael Gallant are the portfolio managers responsible for the day-to-day management of the Enhanced Equity Income Fund. The following table shows the number of other accounts managed by Mr. James Cullen, Mr. Brooks Cullen, Mr. Sharma, Ms. Chang, Mr. Cordle, Mr. Drubetsky, Mr. Gallant, Mr. Singh and Ms. Laudat and the total assets in the accounts managed within various categories, as of June 30, 2025.

Other Accounts Managed*

			Accounts with Advisory Fee based on Performance
	Total Assets	Number of Accounts	Number of Accounts	Total Assets
James Cullen
Other accounts	21,408,039,573	7,813	—	—
Other pooled vehicle	737,653,986	8	2	17,520,207
Registered Investment Company	178,173,963	3	—	—

Brooks Cullen
Other accounts	376,245,868	83	—	—
Other pooled vehicle	—	—	—	—
Registered Investment Company	—	—	—	—

Rahul Sharma
Other accounts	6,268,383,303	2,287	—	—
Other pooled vehicle	91,091,980	2	3	18,143,728
Registered Investment Company	52,159,092	1	—	—

Jennifer Chang
Other accounts	15,126,076,004	5,508	—	—
Other pooled vehicle	638,886,959	5	—	—
Registered Investment Company	126,014,871	2	—	—

Tim Cordle
Other accounts	1,499,576,329	2,445	—	—
Other pooled vehicle	83,590,714	2	—	—
Registered Investment Company	26,012,906	1	—	—

Brian Drubetsky
Other accounts	13,270,462	18	—	—
Other pooled vehicles	74,374,905	1	1	15,705,526
Registered Investment Company	__	0	—	—

Michael Gallant
Other accounts	1,667,323,642	2,457	—	—
Other pooled vehicle	94,403,879	3	—	—
Registered Investment Company	78,171,998	2	—	—

Pravir Singh
Other accounts	5,945,985,653	1,993	—	—
Other pooled vehicle	18,488,212	2	—	—
Registered Investment Company	52,159,092	1	—	—

Anuca Laudat
Other accounts	5,780,300,609	1,987	—	—
Other pooled vehicles	69,410,582	1	—	—
Registered Investment Company	—	—	—	—

*	Other accounts managed by the portfolio managers listed above include accounts and assets of the Adviser and Schafer Cullen Capital Management, Inc., an affiliated entity.

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of each Fund and/or other accounts. In approving the Advisory Agreements, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of each Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for each Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for a Fund and other accounts, orders are generally placed with executing brokers subject to a random rotation. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. James P. Cullen is an equity owner of the Adviser and does not receive a salary from the Funds. Mr. Cullen owns 51% of the outstanding shares of Schafer Cullen Capital Management, Inc., an affiliate of the Adviser (“SCCM”). Mr. Cullen owns 75.01% of the voting equity of the Adviser. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and SCCM. Mr. Cullen receives a fixed salary from the Adviser and receives net profits of each advisory firm based upon his ownership interests. Mr. Cullen participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Rahul D. Sharma is an employee of the Adviser and does not receive a salary from the International High Dividend Fund or the Emerging Markets High Dividend Fund. Mr. Sharma owns interests in the Adviser which provide him a percentage of annual after-tax profits or losses earned as well as a percentage of net management fees earned by the International High Dividend Fund and Emerging Markets High Dividend Fund. Mr. Sharma also receives a fixed salary and bonus. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Sharma participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Jennifer Chang is an employee of the Adviser and does not receive a salary from the High Dividend Fund or the Value Fund. Ms. Chang owns interests in the Adviser which provide her a percentage of annual after-tax profits or losses earned. Ms. Chang also receives a fixed salary and bonus. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Ms. Chang participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Brooks H. Cullen is an employee and equity owner of the Adviser and does not receive a salary from the Small Cap Value Fund or the Value Fund. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of the Adviser. Mr. Cullen also receives a fixed salary and bonus. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Cullen participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Tim Cordle is an employee of the Adviser and does not receive a salary from the Enhanced Equity Income Fund. Mr. Cordle owns interests in the Adviser which provide him a percentage of annual after-tax profits or losses earned. Mr. Cordle also receives a fixed salary and bonus. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Cordle participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Brian Drubetsky is an employee of the Adviser and in such capacity does not receive a salary from the Small Cap Value Fund. Mr. Drubetsky receives a fixed salary and bonus from the Adviser. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Drubetsky participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Michael Gallant is an employee of the Adviser and in such capacity does not receive a salary from the Enhanced Equity Income Fund. Mr. Gallant receives a fixed salary and bonus from the Adviser. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Gallant participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Pravir Singh is an employee of the Adviser and does not receive a salary from the International High Dividend Fund. Mr. Singh owns interests in the Adviser which provide him a percentage of annual after-tax profits or losses earned. Mr. Singh also receives a fixed salary and bonus. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Mr. Singh participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Anuca Laudat is an employee of the Adviser and in such capacity does not receive a salary from the International High Dividend Fund. Ms. Laudat receives a fixed salary and bonus from the Adviser. Bonus amounts are determined by the overall profitability of the Adviser and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses are deducted from gross revenues. Ms. Laudat participates in the Adviser’s 401(k) plan and does not have a deferred compensation plan.

Securities Owned in the Funds by Portfolio Managers. Set forth below is the dollar range of equity securities beneficially owned(1) by each portfolio manager in each Fund as of June 30, 2025:

Name of Portfolio Manager	High Dividend Fund	International High Dividend Fund	Small Cap Value Fund	Value Fund	Emerging Markets High Dividend Fund	Enhanced Equity Income Fund
James P. Cullen	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Rahul D. Sharma	$50,001 - $100,000	Over $1,000,000	None	$50,001 - $100,000	$500,001 - $999,999	$50,001 - $100,000
Jennifer Chang	Over $1,000,000	None	None	Over $1,000,000	None	$50,001 - $100,000
Brooks H. Cullen	Over $1,000,000*	$100,001 - $500,000	$100,001 - $500,000	Over $1,000,000	$100,001 - $500,000	None
Tim Cordle	$100,001 - $500,000	$100,001 - $500,000	None	None	None	$500,001 - $999,999
Brian Drubetsky	$100,001 - $500,000	None	$100,001 - $500,000	None	None	None
Michael Gallant	$100,001 - $500,000	$10,001 - $50,000	None	None	$1 - $10,000	None
Pravir Singh	$100,001 - $500,000	$100,001 - $500,000	None	$100,001 - $500,000	None	None
Anuca Laudat	None	$1 - $10,000	None	None	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

* The Cullen 2011 Descendants’ Trust, of which Brooks Cullen is a Trustee, owns over $1,000,000 in both the Enhanced Equity Income Fund and the Value Fund and between $500,001 - $999,999 in both the High Dividend Fund and Small Cap Value Fund.

Code of Ethics

The Trust and the Adviser have adopted a joint written Code of Ethics. This Code of Ethics governs the personal securities transactions of Trustees, managers, members, officers and employees who may have access to current trading information of the Funds. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Accounting and Administration

Paralel Technologies LLC (“Paralel”) provides certain fund administrative, bookkeeping and accounting services to the Trust and each of the Funds. These services include, among others, board meeting coordination, budgeting, coordinating insurance, regulatory filing coordination, portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance monitoring services. For its services, the Funds pay Paralel a fee based on aggregate Trust assets. The Funds paid the listed amounts to Paralel for administrative and accounting services for the following fiscal years:

	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
High Dividend Fund	$236,340	$280,760	$342,707
International High Dividend Fund	$128,355	$102,342	$108,759
Small Cap Value Fund	$22,466	$21,753	$21,242
Value Fund	$24,763	$18,744	$18,845
Emerging Markets High Dividend Fund	$332,403	$207,927	$153,647
Enhanced Equity Income Fund	$66,518	$76,857	$77,221

Financial Intermediaries

From time to time, a Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by a Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

Paralel Distributors LLC serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.

Under the Distribution Agreement, the Distributor agrees to: (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Funds’ prospectus; (ii) hold itself available to receive orders satisfactory to the Distributor for purchase of Funds’ shares; (iii) make Funds’ shares available, with the assistance of the Trust’s Transfer Agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Funds and review such items for compliance with applicable laws and regulations; (vi) repurchase, at the Distributor’s discretion, Fund shares; (vii) enter into agreements, at the Distributor’s discretion, with qualified broker-dealers to sell the Funds’ shares; (viii) devote its best efforts to effect sales of the Funds’ shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plans (please refer to the Distribution Plan section below). Payments under the Distribution Agreement may not be tied to actual distribution expenses and such payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by the Distributor but not payable by the respective Funds under their 12b-1 plans of distribution may be paid by the Adviser.

The Distribution Agreement with respect to a Fund may be terminated at any time (i) by the Board or by a vote of a majority of the outstanding voting securities of such Fund on 60 days written notice to the Distributor or (ii) by the Distributor. If not so terminated, the Distribution Agreement shall continue two years from the start date (the “initial period”) and then in effect from year to year after the initial period only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the applicable Fund, and, in either event, by a majority of the Independent Trustees.

Distribution Plans

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Retail Class and Class C shares (the “Plans”). The Board determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Plans for the Retail Class shares of the Funds authorize payments by the Funds in connection with the distribution of shares at an annual rate of up to 0.25% of the average daily net asset value. The Plans for Class C Shares of the Funds authorizes the Funds to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Funds. Payments may be made by the Funds under the respective Plans for the purpose of financing any activity primarily intended to result in the sale of shares, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without their Plans, the Funds may also make payments to finance such activity outside of their Plans and not subject to their respective limitations.

Administration of the Plans is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that: (i) the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plans; and (iii) the Plans may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plans is likely to benefit shareholders.

For the fiscal year ended June 30, 2025, the following amounts have been expended under the Plans:

High Dividend Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$189,475	$217,633
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$189,475	$217,633

International High Dividend Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$12,557	$6,638
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$12,557	$6,638

Small Cap Value Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$913	$1,290
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$913	1,290

Value Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$3,966	$4,262
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$3,966	$4,262

Emerging Markets High Dividend Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$109,507	$15,675
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$109,507	$15,675

Enhanced Equity Income Fund	Retail Class	Class C

Advertising	N/A	N/A
Printing and mailing of prospectus to new shareholders	N/A	N/A
Compensation to the Distributor	N/A	N/A
Compensation to Dealers	$14,124	$84,277
Compensation to Sales Personnel	N/A	N/A
Other Fees	N/A	N/A
TOTAL	$14,124	$84,277

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for each Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the respective Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating each Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements. As permitted by the Advisory Agreements and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and each Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to each Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Funds paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023
High Dividend Fund	$504,859	$616,725	$628,175
International High Dividend Fund	$798,325	$471,812	$380,351
Small Cap Value Fund	$21,466	$46,860	$36,670
Value Fund	$6,233	$9,724	$8,882
Emerging Markets High Dividend Fund	$3,931,963	$1,715,373	$814,088
Enhanced Equity Income Fund	$277,332	$285,166	$353,820

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. Each Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Funds are being offered: Retail Class, Class C, and Class I, except for the Emerging Markets High Dividend Fund, by which four classes are being offered: Retail Class, Class C, Class I and Class R6. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular Fund or class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class, or Class C shares of each Fund will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to each such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of each Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Funds’ transfer agent in good order. Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser subject to the applicable requirements of the 1940 Act and the rules and regulations promulgated thereunder.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although each Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of any Fund’s foreign investments or foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser subject to the applicable requirements of the 1940 Act and the rules and regulations promulgated thereunder.

Eligible Investors

Subject to the restrictions described below, shares of the Funds are offered to the general public. The Funds reserve the right to refuse to accept investments at any time.

ELIGIBLE CLASS I INVESTORS

Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Authorized Institution purchases Institutional Shares through an omnibus account. For this purpose, “Institutional Investors” shall include “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor), corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients. A registered investment adviser may aggregate all client accounts investing in a Fund to meet the Class I shares investment minimum. We reserve the right to waive minimums on Institutional Shares.

ELIGIBLE CLASS R6 INVESTORS (Emerging Markets High Dividend Fund Only)

The Class R6 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R6 shares also are available to IRAs consisting of rollovers from eligible retirement plans that offered any of the Funds’ Class R6 shares as investment options.

Eligible Class R6 share investors are also eligible to purchase other classes of shares of the Funds. However, plan participants may only allocate their plan holdings to classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate. Be aware that your investment firm may receive different compensation depending upon which class is chosen. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan.

Purchase and Redemption of Shares

Purchasing Shares

Shares of each Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Funds do not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, and an ongoing training program (either by the Adviser or its appropriate delegee, including service providers) to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures, are reporting suspicious and/or fraudulent activity and are carrying out a complete and thorough review of all new account opening applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address or bank other than that on record with the applicable Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, Trustees, administrators, or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be subject to Rule l8f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of a Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the applicable Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the applicable Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of such Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Investment Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the respective Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the respective Funds.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Funds’ proxy voting records will be available without charge, upon request, by calling toll-free 1-877-485-8586, on the Fund’s website at www.cullenfunds.com and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Portfolio Holdings Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the respective Funds. The Funds’ Portfolio Holdings Disclosure policy is reviewed annually by the Board. Disclosure of the respective Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’ Form N-CSR and Form N-CSRS filings. The Funds file monthly reports on Form N-PORT that describe portfolio holdings and certain other information as of the prior month. These reports and other information such as Fund financial statements are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Funds’ Portfolio Holdings Disclosure Policies, information about the respective Funds’ portfolio holdings is not distributed to any person. However, certain persons receive information about the respective Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ respective shareholders. Information about the Funds’ portfolio holdings is not distributed to these persons unless:

●	The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;
●	The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

●	The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the respective Funds, including, but not limited to the Board, attorneys, auditors or accountants;
●	The disclosure is made: (a) in connection with a quarterly report, Form N-CSR filing or Form N-CSRS filing that is available to the public; or (b) relates to information that is otherwise available to the public;
●	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or
●	The disclosure is made to rating and/or ranking organizations as follows:

Name	Information Disclosed	Frequency	Lag Time
Standard and Poor’s	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Thomson Reuters	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Lipper	All portfolio holding and top 10 holdings	Quarterly	15th day after quarter-end
Bloomberg	All portfolio holdings	Quarterly	15th day after quarter-end
Morningstar	All portfolio holdings	Quarterly	15th day after quarter-end
Valueline	Top 10 holdings	Quarterly	15th day after quarter-end
ICI	Top 10 holdings	Quarterly	20th day after quarter-end

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Portfolio Holdings Disclosure Policies. Currently, the Funds do not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies, Codes of Ethics and other relevant policies of the respective Funds and their service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under 1940 Act), and (3) considering whether to approve any amendment to these Portfolio Holdings Disclosure Policies. The Board reserves the right to amend the Portfolio Holdings Disclosure Policies at any time without prior notice in its sole discretion.

None of the Adviser, its affiliates or employees, or the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In addition, the Trust has adopted and approved policies and procedures, including a Code of Ethics and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise. As part of its oversight, the Board receives reports from the Trust’s Chief Compliance Officer regarding the Fund and its service providers’ compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved. In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the respective Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Trust or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Portfolio Holdings Disclosure Policies, when the applicable Fund has a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement. Currently, no Fund makes portfolio holdings information publicly available to any additional parties.

There can be no assurance that the Portfolio Holdings Disclosure Policies and these procedures will protect the respective Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. Each Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund. This summary is based upon the Internal Revenue Code of 1986 (“Internal Revenue Code”), regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws (including current legislative proposals that could result in the imposition of, or an increase in, the U.S. federal income or withholding tax rates applicable to non-U.S. shareholders (including foreign governmental entities) from certain jurisdictions). In addition, this summary does not discuss how the scheduled expiration of certain provisions of The Tax Cuts and Jobs Act on December 31, 2025 may affect us or our shareholders. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets. A U.S. shareholder is an individual who is a citizen or resident of the United States, a U.S. corporation, a trust if it (a) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) has made a valid election to be treated as a U.S. person, or any estate the income of which is subject to U.S. federal income tax regardless of its source. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

General. Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Distributions of net investment income. Each Fund receives income generally in the form of dividends on its investments. Except as described below this income, less expenses incurred in the operation of the applicable Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute such Fund’s investment company taxable income, from which dividends can be paid to you. Any distributions by such Fund from such income will be taxable to the Fund’s shareholders as ordinary income, whether the Fund’s shareholders take dividends in cash or in additional shares.

Distributions of long-term capital gains. Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund, provided the distributions are properly designated by the Fund as capital gain dividends. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Funds.

Qualified dividend income and ordinary REIT dividends. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 20% in the hands of non-corporate shareholders. In order for dividends paid by a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of a straddle, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Funds as the seller (writer) of expired unexercised options contracts) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer that is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). It is unclear whether such deduction for ordinary REIT dividends will be extended beyond December 31, 2025. A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements. To the extent that a Fund engages in securities lending with respect to stock paying ordinary REIT dividends, it may be limited in its ability to pay ordinary REIT dividends that qualify for the 20% deduction to its shareholders. Qualified dividend income or ordinary REIT dividend treatment will be available only with respect to dividends properly designated by the Fund as eligible for such treatment. The Funds cannot predict the percentage (if any) of their distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income or ordinary REIT dividends.

Information on the tax character of distributions. Each Fund will inform its shareholders of the amount of their distributions at the time they are paid, and will advise shareholders of the treatment of distributions for federal income tax purposes as ordinary income dividends, qualified dividend income, income eligible for the dividends received deduction, capital gain dividends, ordinary REIT dividends or return of capital shortly after the close of each calendar year.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by any Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements that must be satisfied by both you and the Fund, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends properly designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks may limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends paid deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Distributions in Excess of Earnings and Profits. Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of the Fund’s current and accumulated earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and will have a cost basis in the shares received equal to such amount.

Buying a Dividend. If a shareholder purchases shares in a Fund when the Fund has undistributed income and gain, the shareholder will be “buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless the shareholder is investing through a tax-deferred account. The amount of undistributed income and gain the Fund has at the time a shareholder purchases or sells shares can impact the amount of the shareholder’s gain or loss on the sale and the treatment and tax rates applicable to the shareholder’s return on its investment in the Fund. Before investing you may want to consult your tax adviser.

Qualification to be taxed as a regulated investment company. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by satisfying certain requirements with respect to the nature of its income and the composition of its portfolios, and by making required distributions of its income and gains. As regulated investment companies, the Funds generally pay no U.S. federal income tax on the income and gains they distribute to their respective shareholders, provided that they satisfy a minimum distribution requirement. The Board reserves the right not to maintain the qualification of any Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund can be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you can be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, each Fund must distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

All or a portion of any loss that you realize upon the redemption or exchange of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Any loss realized by a shareholder on the redemption or exchange of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

 The Funds impose a 2% redemption fee if a shareholder redeems or exchanges shares within seven (7) days of purchase, which will reduce the amount of gain, or increase the amount of loss, that would otherwise be reportable for income tax purposes. The redemption fee cannot be separately claimed as a deduction.

A Fund is also generally required by law to provide you and the IRS with cost basis information for shares of the Fund acquired on or after January 1, 2012, and sold, redeemed or exchanged after that date. This information includes the adjusted cost basis of your shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of your shares will be based on the default reporting method selected by a Fund, unless you timely inform the Fund, before a sale, redemption or exchange, that you are selecting a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. You should consult with your tax advisors to determine the best cost basis method for your situation, and to obtain more information about how these requirements apply to you. For shares of a Fund acquired before January 1, 2012, these requirements will not apply, but the Fund will continue to report the gross proceeds received by a shareholder from the disposition of such shares. To obtain the default cost basis reporting method or to elect a different method offered by a Fund, please contact the Fund’s Transfer Agent.

Investment in complex securities. The Funds may invest in complex securities and enter into transactions (such as call options on stocks held in their portfolios, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income to a Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to regulated investment companies) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by a Fund. Special tax rules also may require each Fund to mark to market (i.e., treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. In addition, to maintain its status as a regulated investment company, each Fund faces restrictions on the amount of assets that it may invest in master limited partnerships (“MLPs”), and the income that it derives from MLPs. Each Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded regulated investment companies under the Internal Revenue Code.

Investments by Qualified Retirement Plans. Class R6 shareholders should be aware that a retirement plan that qualifies for tax-exempt treatment under the Internal Revenue Code and that invests in the Fund is not subject to federal income tax on the dividends and capital gain distributions it receives from the Fund, or on gains that it realizes on redemption or exchange of shares of the Fund. Instead, tax is imposed on beneficiaries who receive distributions from the plan. Taxation of plan distributions depends upon the features of the plan and the circumstances of the distribution.

Medicare tax. A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and gain recognized on a redemption of shares) of U.S. individuals with income exceeding $200,000 or $250,000 if married, and of trusts and estates.

Capital Loss Carryforwards*. As of June 30, 2025, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized capital gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

	No Expiration Short-Term	No Expiration Long-Term	Total
International High Dividend Fund	$(23,898,022)	—	$(23,898,022)
Emerging Markets High Dividend Fund	$(84,807,079)	—	$(84,807,079)
Enhanced Equity Income Fund	—	$(874,043)	$(874,043)

*The Funds’ annual financial statements for the fiscal year ended June 30, 2025 are not yet available. As a result, the values above are estimates subject to change.

In the event that a Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Other Tax Considerations. Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the assets of the International High Dividend Fund or the Emerging Markets High Dividend Fund consist of stock or securities in foreign corporations and at the close of the taxable year such Fund qualifies for taxation as a regulated investment company, such Fund may file an election with the IRS pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The International High Dividend Fund and the Emerging Markets High Dividend Fund will report annually to their respective shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. The Funds’ ability to claim foreign tax credits is subject to a number of requirements, including holding period requirements that must be satisfied by both the shareholders and Funds, which, as discussed above, may enter into transactions that terminate or suspend the holding period for some securities. Withholding taxes on dividends on stocks or securities in foreign corporations while such stocks or securities are lent out by a Fund are not eligible for the foreign tax credit “pass through” described in this paragraph. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in a Fund in a year that the Fund elects to “pass through” its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income.

Passive Foreign Investment Companies. If a Fund purchases shares in a passive foreign investment company (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By electing to treat a PFIC as a qualified electing fund or making a mark-to-market election with respect to a PFIC, the Fund could potentially eliminate the adverse tax consequences described in the previous paragraph with respect to its ownership of shares in a PFIC, but in any particular year may be required to include in income each year an amount that exceeds the distributions it receives from the PFIC and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the annual minimum distribution requirement for the Fund to retain its status as a regulated investment company and avoid U.S. federal income and excise tax.

Backup Withholding. Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification number is on file with the applicable Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the IRS.

Taxation of Non-U.S. Shareholders. The taxation of distributions paid by the Funds to shareholders that are nonresident aliens or foreign entities (other than pass-through entities to the extent owned by U.S. persons) depends on the character of the distributions. Distributions of ordinary dividends are generally subject to a 30% U.S. withholding tax unless a reduced rate of withholding is provided for under an applicable income tax treaty. Distributions of capital gains, if and to the extent they are properly reported as “capital gain dividends,” are generally not subject to withholding tax, except in certain circumstances. Distributions of short-term capital gains and qualified net interest income, if and to the extent they are properly reported as “short-term capital gain dividends” or “interest-related dividends,” are generally not subject to U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items paid to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Internal Revenue Code) unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a shareholder may be eligible for refunds or credits of such taxes.

Investments in Underlying Regulated Investment Companies. If a Fund invests in underlying ETFs or other regulated investment companies, distributions of short-term capital gains by such underlying funds would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying fund would not offset any income or gain of the Fund. Losses realized by a Fund on the sale of shares of underlying funds may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying funds and may result in tax distributions to Fund shareholders being of higher magnitudes.

Reporting. Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Calculation of Performance Data

Each Fund’s total return may be compared to relevant indices or benchmarks, including the S&P 500 Index (in the case of the High Dividend Fund, the Value Fund and the Enhanced Equity Income Fund), Russell 2000 Value Index (in the case of the Small Cap Value Fund), Russell 1000 Index (in the case of the Small Cap Value Fund), MSCI EAFE Index (in the case of the International High Dividend Fund), MSCI Emerging Markets Index (in the case of the Emerging Markets High Dividend Fund), CBOE S&P 500 BuyWrite Index (in the case of Enhanced Equity Income Fund) and indices or benchmarks published by Lipper, Inc.

Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Each Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Funds’ prospectus are calculated according to the following formula:

P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

Each Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

Each Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, each Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. Each Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. Each Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3-, 5-, and 10-year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning any Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about each Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. Each Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return, U.S. Treasury bills, bonds, common stocks, and small stocks, as well as annual rates of inflation. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally been assumed to be likely to perform better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Service Providers

Custodian

Brown Brothers Harriman & Co., 140 Broadway, New York, NY 10005 acts as each Fund’s Custodian of cash and securities. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Funds.

Fund Administrator

Paralel Technologies LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290, acts as the fund administrator and accountant for each Fund.

Transfer Agent and Dividend Disbursing Agent

Paralel Technologies LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for each Fund.

Distributor

Paralel Distributors LLC 1700 Broadway, Suite 1850, Denver, CO 80290, serves as principal underwriter for each Fund and, as such, is the agent for the distribution of shares of each Fund.

Counsel

Sidley Austin LLP, 787 Seventh Avenue, New York, New York, 10019, is counsel for each Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, has been selected as the independent registered public accounting firm of each Fund. As such, they are responsible for auditing the annual financial statements of each Fund.

Additional Information

Each Fund’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed electronically with the SEC, and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the SEC in Washington, D.C.

Financial Statements

The Funds’ annual financial statements for the fiscal year ended June 30, 2025 are not yet available. Once produced, you can obtain a copy of the financial statements contained in the Fund’s Annual Report without charge by calling the Funds at 1-877-485-8586.

The Funds’ annual financial statements for the fiscal year ended June 30, 2024 have been audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, and have been filed with the SEC on Form N-CSR (the “2024 Financial Statements”). A copy of the Funds’ 2024 Financial Statements for the fiscal year ended June 30, 2024 is available at www.cullenfunds.com.

Appendix A

RATINGS OF CORPORATE OBLIGATIONS,

COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a (hyb) indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

S&P Global Ratings (“S&P”)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating

Commercial Paper Ratings

S&P

Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s

Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Superior capacity for repayment

Prime-2 Strong capacity for repayment

Prime-3 Acceptable capacity for repayment

Ratings of Preferred Stock

S&P

Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating in as much as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
2.	Nature of and provisions of the obligation, and the promise we impute;
3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Appendix B

PROXY VOTING POLICIES

Policy Statement: The 1940 Act requires the Funds, when they invest in voting securities, to (i) disclose their proxy voting policies and procedures in their registration statement and (ii) file annually with the SEC and make available to their shareholders its actual proxy voting record. The Funds have delegated to Cullen Capital Management (“CCM”) the responsibility to vote proxies.

Companion rules under the Advisers Act require CCM to (i) adopt proxy policies reasonably designed to ensure that CCM votes proxies in the best interests of its clients, including addressing material conflicts of interest, (ii) disclose to clients information about its proxy policies and (iii) maintain certain records relating to proxy voting. These requirements are designed to ensure greater transparency in the voting of proxies.

Procedures: The Funds have adopted the following procedures regarding this matter:

1.       Procedures: The Board has adopted the procedures set forth in “Proxy Voting Policies and Procedures” (copy attached) to implement the Funds’ policy and to monitor compliance with the Funds’ policy. These policies delegate the responsibility for voting proxies to CCM in accordance with its policies and procedures.

2.       Compliance Responsibility: CCM has adopted a proxy voting policy and is responsible for monitoring compliance with its policy and procedures.

3.       Disclosure: CCM, with input and assistance from Fund counsel, is responsible for ensuring that appropriate disclosure is made in the Funds’ prospectus and statement of additional information. See Chapter 10 for a discussion of the Funds’ disclosure policy and procedures. In addition, the fund administrator subject to the terms and conditions of the Fund Administration Agreement and the oversight of Fund counsel, is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Declaration of Trust

(i)	Certificate of Trust of Cullen Funds Trust dated March 25, 2000, incorporated by reference to Registrant’s Initial Filing of the Registration Statement on Form N-1A filed March 27, 2000.

(ii)	Amended Agreement and Declaration of Trust of Cullen Funds Trust dated May 10, 2001, incorporated by reference to Registrant’s Post- Effective Amendment No. 22 on Form N-1A filed February 12, 2009.

(iii)	Certificate of Correction of Certificate of Trust of Cullen Funds Trust dated February 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed February 14, 2007.

(b)	By-Laws

(i)	By-Laws dated March 25, 2001, incorporated by reference to Registrant’s Initial Filing of the Registration Statement on Form N-1A filed March 27, 2000.

(c)	Instruments Defining Rights of Security Holders

(i)	Instruments Defining Rights of Security Holders incorporated by reference to the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreements

(i)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen High Dividend Equity Fund dated August 1, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

A.	Amendment to Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen High Dividend Equity Fund dated October 5, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

(ii)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen International High Dividend Fund dated November 30, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed December 15, 2005.

(iii)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Small Cap Value Fund dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

(iv)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(v)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vi)	Investment Advisory Agreement between Cullen Funds Trust and Cullen Capital Management LLC on behalf of the Cullen Enhanced Equity Income Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(e)	Distribution Agreement

(i)	Distribution Agreement between Cullen Funds Trust and Paralel Distributors LLC dated October 3, 2022, incorporated by reference to Registrant’s Post-Effective No. 60 on Form N-1A filed October 28, 2022.

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreements

(i)	Custody Agreement between the Cullen Funds Trust and Brown Brothers Harriman & Co. dated January 22, 2018, incorporated by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A filed October 29, 2018.

(h)	Other Material Contracts

(i)	Transfer Agent Servicing Agreement between the Cullen Funds Trust and Paralel Technologies LLC dated September 6, 2022, incorporated by reference to Registrant’s Post-Effective No. 60 on Form N-1A filed October 28, 2022.

(ii)	Amended Shareholder Servicing Plan dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

(iii)	Amended Shareholder Servicing Plan dated August 24, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(iv)	Amended Shareholder Servicing Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(v)	Administration and Fund Accounting Agreement dated May 2, 2022 between Cullen Funds Trust and Paralel Technologies LLC, incorporated by reference to Registrant’s Post-Effective No. 60 on Form N-1A filed October 28, 2022.

(vi)	Amended Administration and Fund Accounting Agreement dated May 13, 2024 between Cullen Funds Trust and Paralel Technologies LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(vii)	Operating Expenses Letter on behalf of Cullen High Dividend Equity Fund dated May 6, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(viii)	Operating Expenses Letter on behalf of Cullen International High Dividend Fund dated May 6, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(ix)	Operating Expenses Letter on behalf of Cullen Emerging Markets High Dividend Fund dated June 2, 2025 (filed herewith).

(x)	Operating Expenses Letter on behalf of Cullen Value Fund dated May 6, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(xi)	Operating Expenses Letter on behalf of Cullen Small Cap Value Fund dated May 6, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(xii)	Operating Expenses Letter on behalf of Cullen Enhanced Equity Income Fund dated May 6, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(i)	Legal Opinions

(i)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

(ii)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A filed October 7, 2004.

(iii)	Opinion and Consent of Counsel for the Cullen International High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed February 14, 2007.

(iv)	Opinion and Consent of Counsel for the Cullen Small Cap Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

(v)	Opinion and Consent of Counsel for the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vi)	Opinion and Consent of Counsel for the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post- Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vii)	Opinion and Consent of Counsel for the Cullen Enhanced Equity Income Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(viii)	Opinion and Consent of Counsel for the Cullen Emerging Markets High Dividend Fund (filed herewith).

(j)	Other Opinions – Not applicable.

(k)	Omitted Financial Statements – Not applicable.

(l)	Initial Capital Agreements

(i)	Subscription for Shares of the Cullen High Dividend Equity Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

(ii)	Subscription for Shares of the Cullen International High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

(iii)	Subscription for Shares of the Cullen Small Cap Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

(iv)	Subscription for Shares of the Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N- 1A filed August 30, 2012.

(v)	Subscription for Shares of the Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vi)	Subscription for Shares of the Cullen Enhanced Equity Income Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(m)	Rule 12b-1 Plan

(i)	Distribution Plan (Rule 12b-1 Plan) for Cullen High Dividend Equity Fund (Retail Class), incorporated by reference to Registrant’s Post- Effective Amendment No. 4 on Form N-1A filed August 1, 2003.

(ii)	Distribution Plan (Rule 12b-1 Plan) for Cullen High Dividend Equity Fund (Class C), incorporated by reference to Registrant’s Post- Effective Amendment No. 11 on Form N-1A filed October 28, 2004.

(iii)	Distribution Plan (Rule 12b-1 Plan) for Cullen International High Dividend Fund (Retail Class), incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A April 21, 2009.

(iv)	Distribution Plan (Rule 12b-1 Plan) for Cullen International High Dividend Fund (Class C), incorporated by reference to Registrant’s Post- Effective Amendment No. 25 filed on Form N-1A April 21, 2009.

(v)	Distribution Plan (Rule 12b-1 Plan) for Cullen Small Cap Value Fund (Retail Class and Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed October 26, 2009.

(vi)	Distribution Plan (Rule 12b-1 Plan) for Cullen Value Fund (Retail Class and Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vii)	Distribution Plan (Rule 12b-1 Plan) for Cullen Emerging Markets High Dividend Fund (Retail Class and Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(viii)	Distribution Plan (Rule 12b-1 Plan) for Cullen Enhanced Equity Income Fund (Retail Class and Class C), incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(n)	Rule 18f-3 Multiple Class Plan

(i)	Amended and Restated Multiple Class Plan for Cullen High Dividend Fund dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A filed April 21, 2009.

(ii)	Amended and Restated Multiple Class Plan for Cullen International High Dividend Fund dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed on Form N-1A filed April 21, 2009.

(iii)	Multiple Class Plan for Cullen Small Cap Value Fund dated August 6, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed September 30, 2009.

(iv)	Multiple Class Plan for Cullen Value Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(v)	Multiple Class Plan for Cullen Emerging Markets High Dividend Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed August 30, 2012.

(vi)	Multiple Class Plan for Cullen Enhanced Equity Income Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed December 15, 2015.

(vii)	Amended and Restated Multiple Class Plan for Cullen Emerging Markets High Dividend Fund dated June 2, 2025 (filed herewith).

(o)	Reserved

(p)	Code of Ethics

(i)	Code of Ethics for Registrant and Cullen Capital Management LLC dated April 1, 2022, incorporated by reference to Registrant’s Form N- CSR filed September 22, 2022.

(ii)	Code of Ethics for Paralel Distributors LLC dated April 10, 2024, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed on October 28, 2024.

(q)	Powers of Attorney

(i)	Conformed Copy of Power of Attorney of Trustee, President, James P. Cullen, Trustee, Dr. Curtis J. Flanagan, Trustee, Matthew J. Dodds, Trustee, Robert J. Garry, Trustee, Stephen G. Fredericks, Treasurer, Jeffrey T. Battaglia, Vice President, John C. Gould, Vice President, Brooks, H. Cullen and Secretary, Rahul D. Sharma, dated February 12, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed April 21, 2009.

(ii)	Conformed Copy of Power of Attorney of Trustee, Robert J. Garry, Trustee, Stephen G. Fredericks, Trustee, Daniel J. Campbell, Executive Vice President, John C. Gould, Vice President, Brooks H. Cullen, Secretary, Rahul D. Sharma, and Treasurer, Jeffrey T. Battaglia, dated September 28, 2010, incorporated by reference to Registrant’s Post-Effective Amendment No. 33 on Form N-1A filed October 27, 2011.

(iii)	Conformed Copy of Power of Attorney of Trustee James H. Wildman dated October 28, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed October 28, 2013.

(iv)	Conformed Copy of Power of Attorney of Trustee Jeffrey Hemmings dated September 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-1A filed September 23, 2015.

(v)	Conformed Copy of Power of Attorney of Trustee Walter Forman dated October 24, 2016, incorporated by reference to Registrant’s Post- Effective Amendment No. 49 on Form N-1A filed October 28, 2016.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of the Investment Adviser.

Cullen Capital Management LLC serves as the investment adviser for the Registrant. The business and other connections of Cullen Capital Management LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Cullen Capital Management LLC as filed with the SEC (File No. 801-57576) on March 31, 2025 and which is incorporated by reference herein.

Item 32.	Principal Underwriters.

(a)	Paralel Distributors LLC acts as the distributor for the Registrant and the following investment companies:

Elevation Series Trust (29 series); Collaborative Investment Series Trust (7 series); Reaves Utility Income Fund (ATM Offering); Coller Secondaries Private Equity Opportunities Fund; Coller Private Credit Secondaries Fund; HarbourVest Private Investments Fund; Octagon XAI CLO Income Fund, and XAI Octagon Floating Rate & Alternative Income Trust (ATM Offering).

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Paralel Distributors LLC, are as follows:

Name*	Position with Underwriter	Positions with Cullen Funds Trust
Bradley Swenson	President, Chief Compliance Officer and FINOP	None
Jeremy May	Chief Executive Officer	None
Christopher Moore	General Counsel	None

* The principal business address for each of the above directors and executive officers is 1700 Broadway, Suite 1850, Denver, Colorado 80290.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 645 Fifth Avenue, New York, NY 10017.

(b)	Cullen Capital Management LLC maintains all Records relating to its services as investment adviser to the Registrant at 645 Fifth Avenue, New York, NY 10022.

(c)	Paralel Technologies LLC maintains all Records relating to its services as administrator, accounting agent and Transfer Agent of the Registrant at 1700 Broadway, Suite 1850, Denver, Colorado 80290.

(d)	Paralel Distributors LLC maintains all Records relating to its services as Distributor of the Registrant at 1700 Broadway, Suite 1850, Denver, Colorado 80290.

(e)	Brown Brothers Harriman & Co. maintains all Records relating to its services as Custodian of the Registrant at 140 Broadway, New York, NY 10005.

Item 34.	Management Services Not Discussed in Parts A and B.

Not applicable.

Item 35.	Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 5th day of August, 2025.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and Chief Executive Officer	August 5, 2025
James P. Cullen

/s/ Stephen G. Fredericks*	Independent Trustee	August 5, 2025
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	August 5, 2025
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	August 5, 2025
Daniel J. Campbell

/s/ James H. Wildman*	Independent Trustee	August 5, 2025
James H. Wildman

/s/ Jeffrey Hemmings*	Independent Trustee	August 5, 2025
Jeffrey Hemmings

/s/ Walter Forman*	Independent Trustee	August 5, 2025
Walter Forman

/s/ Stephen O’Neil	Treasurer and Principal Accounting Officer	August 5, 2025
Stephen O’Neil

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact

Exhibits

(h)(ix)	Operating Expenses Letter on behalf of Cullen Emerging Markets High Dividend Fund dated June 2, 2025
(i)(viii)	Opinion and Consent of Counsel for the Cullen Emerging Markets High Dividend Fund
(n)(vii)	Amended and Restated Multiple Class Plan for Cullen Emerging Markets High Dividend Fund dated June 2, 2025
EX-101.INS	Inline Interactive Data File - the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document
EX-101.SCH	XBRL Taxonomy Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Label Linkbase Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document